Share-based Payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	Jun. 01, 2024 $ / shares	May 01, 2024 $ / shares	Apr. 15, 2024 yr shares € / shares $ / shares	Apr. 15, 2024 yr shares € / shares	Apr. 11, 2024 yr shares € / shares $ / shares	Apr. 11, 2024 yr shares € / shares	Mar. 01, 2024 $ / shares	Feb. 01, 2024 $ / shares	Jan. 02, 2024 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exercise price | $ / shares	$ 17.71	$ 24.57	$ 20.15		$ 22.31		$ 24.16	$ 29.95	$ 25.87
Key management personnel of entity or parent [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exercise price | $ / shares			$ 20.15		22.31
Stock options granted to board of directors [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exercise price | $ / shares					$ 22.31
Black-Scholes formula [member] | Key management personnel of entity or parent [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of options | shares			230,000	230,000	485,000	485,000
Fair value of the options			$ 16.37	€ 16.37	$ 18.12	€ 18.12
Fair value of the ordinary shares			$ 20.15	20.15	$ 22.31	22.31
Exercise price				€ 20.15		€ 22.31
Expected volatility			100.00%	100.00%	100.00%	100.00%
Expected life | yr			6.1	6.1	6.1	6.1
Risk-free interest rate			4.70%	4.70%	4.70%	4.70%
Expected dividend yield			0.00%	0.00%	0.00%	0.00%
Black-Scholes formula [member] | Stock options granted to board of directors [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of options | shares					70,000	70,000
Fair value of the options					$ 18.05	€ 18.05
Fair value of the ordinary shares					$ 22.31	22.31
Exercise price						€ 22.31
Expected volatility					105.00%	105.00%
Expected life | yr					5.5	5.5
Risk-free interest rate					4.70%	4.70%
Expected dividend yield					0.00%	0.00%